11007846

Received SEC
JUL 19 2011
Washington, DC 20549

NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

CERTNAS
001-35240

*By Electronic Mail*

July 19, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on July 14, 2011 The Nasdaq Stock Market (the "Exchange") received from SKULLCANDY, INC.. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick